Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customer [Line Items]
Capitalized costs			$ 204	$ 176
Contract liabilities	$ 2,681		2,526	2,496
Contract liabilities non-current	650		630	632
Contract liability, revenue recognized	759	$ 715	1,562	$ 1,552
Performance obligations	14,490		14,343
Contract liabilities increase	155		30
Product [Member]
Revenue From Contract With Customer [Line Items]
Performance obligations	$ 4,966		$ 4,992
Performance obligations Percentage	99.00%		98.00%
Service [Member]
Revenue From Contract With Customer [Line Items]
Performance obligations	$ 9,524		$ 9,351
Service [Member] | Maximum [Member]
Revenue From Contract With Customer [Line Items]
Performance obligations Percentage	97.00%		96.00%
Service [Member] | Minimum [Member]
Revenue From Contract With Customer [Line Items]
Performance obligations Percentage	67.00%		67.00%